Stock-Based Compensation - Stock-based compensation expense (Details) - Archer Aviation Inc - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 993	$ 8	$ 1,918	$ 11	$ 175
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	735	5	1,416	8	25
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	258	3	$ 502	3	150
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total remaining stock-based compensation expense for unvested stock options					142
Cost expected to be recognized over a weighted-average period			1 year 8 months 12 days
Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total remaining stock-based compensation expense for unvested stock options					8
Cost expected to be recognized over a weighted-average period			1 year 1 month 6 days
Stock options | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	861	5	$ 1,658	$ 8
Stock options | Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	123		240
Total remaining stock-based compensation expense for restricted stock awards					25
Restricted stock | Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	9	$ 3	20
Total remaining stock-based compensation expense for restricted stock awards					$ 20
Cost expected to be recognized over a weighted-average period					2 months 12 days
Unvested stock options | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total remaining stock-based compensation expense for unvested stock options	15,342		15,342
Total remaining stock-based compensation expense for restricted stock awards					$ 565
Cost expected to be recognized over a weighted-average period					1 year 9 months 18 days
Unvested stock options | Non-employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total remaining stock-based compensation expense for unvested stock options	$ 788		$ 788
Total remaining stock-based compensation expense for restricted stock awards					$ 135
Cost expected to be recognized over a weighted-average period					1 year 4 months 24 days